ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
NOTE 10 - ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities are as follows:

	December 31,
	2021	2020
Accrued payroll and related costs	$25,050	$18,938
Accrued vacation	7,152	5,582
Labor union contribution	925	1,440
Deferred revenue	2,239	2,143
Payroll support program funding	-	1,019
Other	4,468	3,198
Total accrued expenses and other current liabilities	$39,834	$32,320